Note 10. Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Corporate tax rate	$ 38	$ 38
Deferred tax rate	3800.00%	3800.00%
Valuation allowance	411,119	167,839
Non capital losses	$ 1,081,892	$ 167,839